Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Mar. 08, 2024	Feb. 05, 2024	Jan. 26, 2024	Jan. 19, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 01, 2024
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues					7,185,734	109,739
Proceeds from Related Party Debt						$ 2,550
Debt Instrument, Face Amount					2,500	5,265
Payments of Financing Costs					$ 2,156	$ 58
Two Thousand Twenty Four Purchase Agreement [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt				$ 200
Debt Instrument, Term				1 year
Debt Instrument, Interest Rate, Stated Percentage				12.00%
Subsequent Event [Member] | Two Thousand Twenty Two Term Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							16.00%
Debt Instrument, Face Amount							$ 200
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt	$ 2,000
Proceeds from Legal Settlements	$ 1,500
Debt Instrument, Interest Rate During Period	10.00%
Debt Conversion, Converted Instrument, Rate	94.00%
Subsequent Event [Member] | Two Thousand Twenty Four Purchase Agreement [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 1,000
Debt Instrument, Maturity Date, Description			In connection with the Convertible Note Loan, the Company issued a one-year convertible promissory note evidencing the aggregate principal amount of $
Debt Conversion, Description			The 2024 Convertible Note also provides the Investor a voluntary right to convert all, but not less than all, the Principal Amount and accrued interest into shares of the Company’s common stock at a conversion rate equal to a 10% discount to the 10-day VWAP as determined immediately before January 26, 2024. In addition, upon such voluntary conversion by the Investor, the Investor will be entitled to a warrant for 50% of the number of shares of the Company’s common stock issued upon the Note conversion at an exercise equal to 120% of the Conversion Price (the “2024 Note Warrant”). In the event the Company consummates a public offering prior to the maturity date of the 2024 Convertible Note, the 2024 Convertible Note and accrued interest will be subject to a mandatory conversion into the equity securities of the Company issued and sold to investors in such public offering, equal to the price per share of the equity security sold to other purchasers and subject to similar terms and conditions of such public offering, except that such equity securities received under a mandatory conversion will be restricted securities.
Subsequent Event [Member] | Convertible Promissory Note Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Rate	6.00%
Payments of Financing Costs	$ 8,000
Debt Instrument, Interest Rate, Effective Percentage	150.00%
Subsequent Event [Member] | Convertible Promissory Note Purchase Agreement [Member] | Non Affiliated Purchaser [Member]
Subsequent Event [Line Items]
Payments of Financing Costs	$ 2,000
Restricted Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues				8,929
Restricted Stock [Member] | Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		200,000
Class of Warrant or Right, Outstanding		400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.32
Warrants and Rights Outstanding, Term		5 years